Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Revenues
Total revenues	$ 50,685,314		$ 68,321,743		$ 63,751,093
Cost of revenues
Total cost of revenues	37,984,718		49,764,098		44,394,575
Gross profit	12,700,596		18,557,645		19,356,518
Operating expenses
Sales and marketing expenses	21,343,126		22,691,231		11,989,919
General and administrative expenses	7,443,170		26,230,966		8,219,584
Total operating expenses	28,786,296		48,922,197		20,209,503
Loss from operations	(16,085,700)		(30,364,552)		(852,985)
Other income (expenses), net
Interest income	295,828		229,045		182,558
Interest expense	(556,328)		(791,749)		(257,766)
Accretion of financing cost	(1,353,661)		(1,376,458)		(397,153)
Fair value loss			(3,747,100)		(1,996,249)
Other income (expenses), net	(1,746,567)		94,900		(14,538)
Total other expenses, net	(3,360,728)		(5,591,362)		(2,483,148)
Loss before income taxes	(19,446,428)		(35,955,914)		(3,336,133)
Income tax expense	(21,624)		(286,335)		(2,094,076)
Net loss	(19,468,052)		(36,242,249)		(5,430,209)
Net loss attributable to shareholders	(19,387,129)		(35,006,839)		(5,430,209)
Net loss attributable to non-controlling interests	(80,923)		(1,235,410)
Net loss	(19,468,052)		(36,242,249)		(5,430,209)
Other comprehensive loss
Foreign currency translation adjustment, net of tax	(62,877)		(6,184,172)		(2,243,108)
Total comprehensive loss	$ (19,530,929)		$ (42,426,421)		$ (7,673,317)
Net loss per ordinary share - basic (in Dollars per share)	$ (24.03)		$ (311.44)		$ (14,756)
Net loss per ordinary share - diluted (in Dollars per share)	$ (24.03)		$ (307.53)		$ (14,756)
Weighted average number of ordinary shares outstanding - basic (in Shares)	810,000	[1]	116,370	[2]	368	[3]
Weighted average number of ordinary shares outstanding - diluted (in Shares)	810,006	[1]	117,851	[2]	368	[3]
Installation and maintenance
Revenues
Total revenues	$ 29,773,730		$ 41,177,200		$ 40,017,962
Cost of revenues
Total cost of revenues	22,015,277		27,989,959		26,791,434
Housekeeping
Revenues
Total revenues	15,409,924		17,210,122		16,340,910
Cost of revenues
Total cost of revenues	13,194,887		14,453,168		13,411,221
Senior care services
Revenues
Total revenues	4,025,456		6,515,953		7,392,221
Cost of revenues
Total cost of revenues	2,188,798		4,471,015		$ 4,191,920
Educational consulting services
Revenues
Total revenues	1,257,045		1,050,397
Cost of revenues
Total cost of revenues	521,549		671,825
Sales of pharmaceutical products
Revenues
Total revenues	219,159		2,368,071
Cost of revenues
Total cost of revenues	$ 64,207		$ 2,178,131

[1]	Retrospectively restated for effect of reverse stock split on September 24, 2024.
[2]	Retrospectively restated for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024.
[3]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024.